Inventories - Explanation of changes in constrat assets and contract liabilities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Receivables from contracts with customers at beginning of period	€ 144
Advances received from customers	(759)
Amounts recognized within revenue	779	€ 602	€ 0
Receivables from contracts with customers at end of period	€ 164	€ 144